SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Profit (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
	Aug. 14, 2025	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of operating segments [abstract]
Adjusted EBITDA		$ 189	$ 171	$ 550	$ 477
Adjustments to reconcile Adjusted EBITDA to Profit (loss) before tax
Depreciation		(42)	(37)	(120)	(102)
Amortization		(23)	(17)	(67)	(46)
Impairment		(3)	(3)	(7)	(6)
Gain / (loss) on disposal of non-current assets		0	0	5	(1)
Listing expense	$ (162)	0	(162)	0	(162)
Finance costs		(18)	(18)	(55)	(57)
Finance income		6	2	14	13
Other non-operating (loss) / gain, net		16	(6)	(5)	(8)
Foreign exchange gain / (loss), net		(1)	(1)	10	(21)
Profit (loss) before tax		$ 124	$ (71)	$ 325	$ 87